Cover	Feb. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 21, 2025
Entity File Number	000-56380
Entity Registrant Name	ZRCN Inc.
Entity Central Index Key	0001901297
Entity Tax Identification Number	83-2756695
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1580 Dell Avenue
Entity Address, City or Town	Campbell
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95008
City Area Code	(408)
Local Phone Number	963-4550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false